Significant Accounting Policies Level 3 (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policy Change [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]

	As Previously Reported	Effect of Accounting Change	As Adjusted
Consolidated Balance Sheet as of December 31, 2014:
Finished and in-process goods	$288	$2	$290
Accumulated other comprehensive (loss) income	(159)	232	73
Accumulated deficit	(2,423)	(229)	(2,652)
Noncontrolling interest	(1)	(1)	(2)
Consolidated Statement of Operations for the year ended December 31, 2014:
Cost of sales	$4,534	$42	$4,576
Selling, general and administrative expense	361	38	399
Income tax expense	26	(4)	22
Net loss	(148)	(76)	(224)
Net loss attributable to noncontrolling interest	—	1	1
Consolidated Statement of Cash Flows for the year ended December 31, 2014:
Net loss	$(148)	$(76)	$(224)
Deferred tax benefit	(2)	(4)	(6)
Unrealized losses from pension and OPEB plan liabilities	—	102	102
Changes in inventories	(63)	(4)	(67)
Net changes in other liabilities, current and long-term	19	(18)	1
Consolidated Statement of Comprehensive Loss for the year ended December 31, 2014:
Net loss	$(148)	$(76)	$(224)
(Loss) gain recognized from pension and postretirement benefits	(77)	81	4
Comprehensive loss	(286)	5	(281)
Comprehensive loss attributable to noncontrolling interest	—	1	1

	As Previously Reported	Effect of Accounting Change	As Adjusted
Consolidated Balance Sheet as of December 31, 2013:
Finished and in-process goods	$257	$(2)	$255
Accumulated other comprehensive (loss) income	(21)	151	130
Accumulated deficit	(2,275)	(154)	(2,429)
Consolidated Statement of Operations for the year ended December 31, 2013:
Cost of sales	$4,316	$(34)	$4,282
Selling, general and administrative expense	362	(58)	304
Income tax expense	349	30	379
Net loss	(634)	62	(572)
Consolidated Statement of Cash Flows for the year ended December 31, 2013:
Net loss	$(634)	$62	$(572)
Deferred tax expense	322	30	352
Unrealized gains from pension and OPEB plan liabilities	—	(68)	(68)
Changes in inventories	9	7	16
Net changes in other liabilities, current and long-term	77	(31)	46
Consolidated Statement of Comprehensive Loss for the year ended December 31, 2013:
Net loss	$(634)	$62	$(572)
Gain recognized from pension and postretirement benefits	68	(68)	—
Comprehensive loss	(578)	(6)	(584)

	As Previously Reported	Effect of Accounting Change	As Adjusted
Consolidated Statement of Operations for the year ended December 31, 2012:
Cost of sales	$4,160	$72	$4,232
Selling, general and administrative expense	322	54	376
Income tax benefit	(384)	(26)	(410)
Net income	346	(100)	246
Net loss attributable to noncontrolling interest	—	1	1
Consolidated Statement of Cash Flows for the year ended December 31, 2012:
Net income	$346	$(100)	$246
Deferred tax benefit	(394)	(26)	(420)
Unrealized losses from pension and OPEB plan liabilities	—	134	134
Changes in inventories	(10)	(4)	(14)
Net changes in other liabilities, current and long-term	(89)	(4)	(93)
Consolidated Statement of Comprehensive Loss for the year ended December 31, 2012:
Net income	$346	$(100)	$246
Loss recognized from pension and postretirement benefits	(108)	103	(5)
Comprehensive income	251	3	254